Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Maturities Of Time Deposits Greater Than 100 K [Table Text Block]
Maturities of time deposits over $100,000 as of December 31, 2013 were:

December 31 (In thousands)
3 months or less	$186,194
Over 3 months through 6 months	114,979
Over 6 months through 12 months	146,315
Over 12 months	153,966
Total	$601,454

Schedule of summary of non-interest bearing and interest bearing deposits
At December 31, 2013 and 2012, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2013	2012
Non-interest bearing	$1,193,553	$1,137,290
Interest bearing	3,596,441	3,578,742
Total	$4,789,994	$4,716,032

Schedule of maturities of time deposits	At December 31, 2013, the maturities of time deposits were as follows:

(In thousands)
2014	$883,231
2015	215,866
2016	104,274
2017	80,856
2018	39,485
After 5 years	947
Total	$1,324,659